Basis of preparation and significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Basis of preparation of half year report
2.5.2.1	Basis of preparation of Half Year Report
The condensed consolidated interim financial statements have been prepared in accordance with the IFRS as issued by the IASB and with IAS 34, Interim Financial Reporting, and the same accounting policies used to prepare the most recent annual financial statements. They do not include all disclosures that would otherwise be required in a complete set of financial statements and should be read in conjunction with the annual financial statements for the year ended December 31, 2022.
The preparation of the Company’s condensed consolidated interim financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the disclosure of contingent liabilities, at the end of the interim period. However, uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of the asset or liability affected in future periods. The principal risks during the interim period have not materially changed from those mentioned in the 2022 Annual Report and subsequent reports and filings made with the SEC, each of which are available on the Company’s website (
http://www.celyad.com/investors/regulated-information
).

All statements and information relate to the interim period unless otherwise stated.
The condensed consolidated interim financial statements are presented in thousands of Euros and all values are rounded to the nearest thousand (€’000) except when otherwise indicated. Amounts have been rounded off to the nearest thousand and in certain cases, this may result in minor discrepancies in the totals and sub-totals
disclosed in the financial tables.
Operating Capital Requirements
These interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern.
As of June 30, 2023, the Company had cash, cash equivalents of €5.0 million which should be sufficient to fund operating expenses and capital expenditure requirements into the fourth quarter of 2023.
After due consideration of detailed budgets and estimated
cash flow forecasts for the years 2023 and 2024, the Company continues to project that its existing cash and cash equivalents will not be sufficient to fund its estimated operating and capital expenditures over at least the next 12 months from the date that the interim financial statements are issued.
The Company is currently evaluating different financing options to obtain the required funding to extend the Company’s cash runway beyond 12 months from the date the interim financial statements are issued. Financing options may include, but are not limited to, the public or private sale of equity, debt financings or funds from other capital sources, such as collaborations, strategic alliances and partnerships, or licensing arrangements with third parties. However, there can be no assurance that the Company will be able to secure additional financing, or if available, that it will be sufficient to meet its needs or available on favorable terms indicating a material uncertainty exists about the Company’s ability to continue as a going concern.
On August 24, 2023, the Company announced that it has obtained commitments from Fortress, Tolefi and other longstanding existing shareholders to subscribe to a capital increase of up to
€9.8 million (whose €2.0
million related to the first tranche has been already proceeded as of September 4,

2023). See note 2.5.19. Taking into account the Management’s assumptions regarding estimated cash-flows for the years 2023 and 2024, the Company believes that following the close of the second tranche subscribed by Fortress which is subject to approval by the extraordinary shareholders’ meeting, its existing cash and cash equivalents should be sufficient, based on the current scope of activities, to fund operating expenses and capital expenditure requirements until the end of the fourth quarter of 2024.
The accompanying interim consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the interim consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

New standards, interpretations and amendments
2.5.2.2 New standards, interpretations, and amendments
The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period.
None

of the new standards, interpretations and amendments, which are effective for periods beginning after January 1, 2023 which have been issued by the IASB have a material effect on the Group’s financial statements. None of the new standards, interpretations and amendments, which will be effective for periods beginning after January 1, 2024 and are not yet effective as of June 30, 2023 and/or not yet adopted as of June 30, 2023, are expected to have a material effect on the Group’s future financial statements as either they are not relevant to
the Group’s activities, or they require accounting which is consistent with the Group’s current accounting policies.

Critical accounting estimates and judgements
2.5.2.3 Critical accounting estimates and judgements
The preparation of condensed consolidated interim financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that may significantly affect the reported amounts of revenues, expenses, assets and liabilities, and the disclosure of contingent liabilities, at the end of the reporting period.
Refer to note 5.4 from the Group’s 2022 Annual Report for further details about the main critical accounting estimates and judgements.